Total
Hedged Income Fund
HEDGED INCOME FUND
Investment Objective
To seek current income with the potential for long-term capital appreciation with less volatility than the broad equity market.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Income Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section "Initial Sales Charge (Bond and Equity Funds, A Shares Only)" and "Contingent Deferred Sales Charge (CDSC-Class A Only)" on page 54 in the prospectus and in the section "Additional Purchase and Redemption Information" on page 37 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hedged Income Fund	Class A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Hedged Income Fund		Class A Shares	Investor Shares	Institutional Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.40%	0.55%	0.55%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.45%	1.60%	1.35%
Less Fee Waivers	[2]	(0.10%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers		1.35%	1.35%	1.10%
[1]	Other Expenses are based on estimates.
[2]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 1.10%, plus class-specific fees until December 31, 2021. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2021 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Hedged Income Fund - USD ($)	1 Year	3 Years
Class A Shares	335	640
Investor Shares	137	481
Institutional Shares	112	403

Portfolio Turnover

The Hedged Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, no turnover information is presented at this time.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. For purposes of this policy, the Fund includes common stocks and securities convertible into common stocks of companies with any market capitalization and sponsored or unsponsored American Depositary Receipts (ADRs). Under normal circumstances, the fund will seek to generate current earnings from option premiums by writing (selling) call options on its portfolio securities, all of which will be covered calls. A covered call refers to a financial transaction in which the investor selling a call option owns an equivalent amount of the underlying security. The investor's ownership of the long position in the asset is the "cover" because the seller can deliver the shares if the buyer of the call option chooses to exercise. The fund seeks to produce current income from dividends and, to a lesser extent, from option writing premiums. The Fund will buy index and ETF put options in order to seek to both reduce volatility and provide downside market protection for the portfolio.

The portfolio management team of the Fund selects equity securities that it believes will pay consistent and sustainable dividends, have a strong track record of and future ability to increase the dividend, proven history of predictable cash flows that increase over time, and with barriers to competition. At the time of initial investment selection, common stocks will have a minimum market cap of $1 billion and a dividend yield of at least 50 basis points higher than the S&P 500® Index. The portfolio will typically invest in 25 to 40 holdings across multiple economic sectors and will not invest more than 35% of the fund's net assets in any one such sector to diversify risk.

The extent of option writing activity will depend on the portfolio management team's judgment regarding perceived value associated with security prices, market conditions, the attractiveness of writing call options on the fund's stock holdings, and timing issues related to monthly option expiration dates. Writing covered calls produces income from premiums, a portion of which will be used to purchase puts which helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

The fund is required to pledge collateral for the covered call option trades and will hold the security as collateral for all such covered call option trades. Put options collateral is limited to the total cash paid for the option. The fund's custodian will segregate such collateral for the benefit of the counterparty. High levels of new investment inflow can lead to periods of higher cash levels, as investment opportunities are identified. Similarly, during periods in which stock markets advance, the exercise of options may result in higher cash levels.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund.

Purchase and sale decisions are based on the Adviser's judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are:

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer's goods or services.

•	Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•	Call Options Risk — Investments in call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfil its obligations.

•	Put Option Risk — When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the put writer who may be unwilling or unable to perform its contractual obligations to the Fund.

•	Hedging Risk — The risk that the stocks in the portfolio may decrease in value more than the increase in value of the put options. In addition, the puts used to hedge the portfolio are purchased on ETFs or indexes and do not hedge company specific risk of stocks that owned in the portfolio. Hedging may not be effective based on timing, the underlying instrument hedged, or duration of the hedge.

•	Limited Number of Holdings Risk — As a large percentage of a Fund's assets may be invested in a limited number of securities, each investment has a greater effect on a Fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

•	Non-Diversification Risk — Investments of a "non-diversified" mutual fund are not required to meet certain diversification requirements under Federal law. Compared with "diversified" portfolios, a non-diversified fund may invest a greater percentage of its assets in the securities of an issuer. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held more diversified holdings.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

•	Dividend Paying Security Risk — The fund's investment in dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends. Stock of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

•	Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Tax Risk — If positions held by the Fund were treated as "straddles" for federal income tax purposes, or a Fund's risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment or qualify for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund's website www.cavanalhillfunds.com or by calling 1-800-762-7085.